EQUITY: (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY:
Schedule of share capital
Share capital is composed of ordinary shares with no par value, as follows:

	Number of ordinary shares
	December 31
	2016	2017

Authorized share capital	16,000,000	50,000,000
Issued and paid up share capital	11,448,191	26,075,770

Schedule of grants of options to employees
The following are the grants of options to employees:

Date of grant	Number of options granted	Exercise price per option	Fair value on grant date- in thousands	Expiration date
January 2015	60,000	NIS 27.93	NIS 600	January 1, 2021
March 2016	44,000	$ 3.865	$ 130	March 10, 2026
March 2016	176,705	$ 4.14	$ 474	March 27, 2026
April 2016	45,000(*)	$ 6.00	$ 84	April 21, 2026
June 2016	67,500(*)	$ 6.00	$121	May 22, 2026
June 2016	68,250(*)	$ 3.46	$ 153	May 22, 2026
July 2016	224,478(*)	$ 3.526	$ 408	May 15, 2026
July 2016	180,000	$ 4.466	$ 472	July 25, 2026
June 2017	185,000(*)	$ 5.32	$ 618	April 10, 2027
July 2017	230,500	$ 5.46	$ 590	July 5, 2024
October 2017	35,000	$ 7.44	$ 92	September 25, 2024
October 2017	60,000	$ 8.56	$ 202	October 23, 2027
December 2017	140,000	$ 8.56	$ 201	December 11, 2027
December 2017	130,000	$ 7.44	$ 47	December 12, 2024
December 2017	380,000(*)	$ 6.70	$ 682	December 11, 2027

(*)       Granted to related parties (as defined in IAS 24R, see note 19).

Schedule of assumptions used in calculating options' fair value

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest*	Vesting conditions	Expected term
January 2015	NIS 600	NIS 23.55	None	48.07%	1.9%	due to the optionee’s resignation effective August 2016, all options were forfeited	6 years
March 2016	$ 130	$ 4.66	None	48.38%	1.9%	due to the optionee’s resignation effective February 2016, all options were forfeited	10 years
March 2016	$ 474	$ 4.39	None	48.44%	1.9%	four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	10 years
April 2016	$ 84	$ 3.79	None	48.23%	1.9%	three equal annual tranches over a three-year period	10 years
June 2016	$ 274	$ 3.69	None	48.18%	1.8%	67,500 options will vest in three equal annual tranches over a three-year period and 68,250 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	10 years
July 2016	$ 408	$ 3.18	None	48.15%	1.8%	three equal annual tranches over a three-year period	10 years
July 2016	$ 472	$ 4.47	None	47.82%	1.6%	90,000 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date and 90,000 options will be exercisable only in the event that a material agreement, as defined in Company’s compensation policy, is signed between the Company and a third party. Following this grant, the optionees agreed to forgo 117,200 options that were previously granted to them in October 2013. This forgoing of 117,200 options was accounted as modification to the original terms on which the options were granted	10 years
June 2017	$ 618	$ 5.60	None	46.63%	2.2%	120,000 options will vest in three equal annual tranches over a three-year period and 65,000 options will vest in 9 equal monthly tranches over a nine-month period	10 years
July 2017	$ 590	$ 5.35	None	46.04%	1.4%	150,000 options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date and 80,500 options will vest over a four-year period, with a quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	7 years
October 2017	$ 92	$ 8.95	None	39.29%	1.5%	will vest over a 21 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 9 equal monthly tranches, subsequent to the first year from the grant date	1.75 years
October 2017	$ 202	$ 8.15	None	46.65%	2.0%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years
December 2017	$ 201	$ 5.15	None	46.21%	2.2%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years
December 2017	$ 47	$ 5.15	None	37.09%	1.8%	will vest over a 18 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 6 equal monthly tranches, subsequent to the first year from the grant date	1.5 years
December 2017	$ 682	$ 5.15	None	46.21%	2.2%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years

*      The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.

Schedule of share options
The following table contains additional information concerning options granted to employees and service providers:

	Year ended December 31
	2015	2016	2017
	Number of options
a) Options with an exercise price of NIS 0.5:
Outstanding at beginning of year	137,951	137,386	136,821
Exercised	(565)	—	(377)
Expired	—	(565)	—
Outstanding at end of year	137,386	136,821	136,444
Exercisable at end of year	8,991	8,426	8,050
Weighted average remaining contractual life (years)	3.44	2.61	1.61

b) Options with an exercise price of NIS 27.93 – NIS 81.1:
Outstanding at beginning of year	630,089	686,746	289,698
Granted	60,000	—	—
Forfeited	(3,343)	(103,176)	(2,538)
Cancelled	—	(117,200)	—
Expired	—	(176,672)	(66,417)
Outstanding at end of year	686,746	289,698	220,743
Exercisable at end of year	292,562	170,232	160,092
Weighted average remaining contractual life (years)	2.82	2.62	1.86

c) Options with an exercise price of $3.46 – $8.56:
Outstanding at beginning of year		—	794,333
Granted		805,933	1,160,500
Exercised		—	(11,006)
Forfeited		(11,600)	(70,832)
Expired		—	(312)
Outstanding at end of year		794,333	1,872,683
Exercisable at end of year		—	275,196
Weighted average remaining contractual life (years)		9.36	7.66